Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable	$ 19,004	$ 17,569
Accrued liabilities	9,158	7,610
Accrued compensation	18,182	8,915
Consumption taxes payable	1,505	1,646
Trade accounts payable to shareholders exercising significant influence		132
Performance obligations in customer contracts	932
Provision	154	929	$ 739
Trade Payables and Accrued Liabilities	$ 48,935	$ 36,801